Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements are presented in U.S. dollars and have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and as amended by Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

The consolidated financial statements include the accounts of PARTS iD, Inc. and its wholly owned subsidiary, PARTS iD, LLC. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Critical accounting estimates are estimates for which (a) the nature of the estimate is material due to the level of subjectivity and judgment necessary to account for highly uncertain matters or the susceptibility of such matters to change and (b) the impact of the estimate on financial condition or operating performance is material. The Company’s critical accounting estimates and assumptions affecting the consolidated financial statements include assessment of the Company’s ability to continue as a going concern, revenue recognition, return allowances, allowance for doubtful accounts, valuation of deferred income tax assets, stock-based compensation, and the capitalization and recoverability of software development costs.

Stock Compensation

Stock Compensation

Compensation expense related to stock option awards and restricted stock units granted to certain employees, directors and consultants is based on the fair value of the awards on the grant date. If the service inception date precedes the grant date, accrual of compensation cost for periods before the grant date is based on the fair value of the award at the reporting date. In the period in which the grant date occurs, cumulative compensation cost is adjusted to reflect the cumulative effect of measuring compensation cost based on fair value at the grant date rather than the fair value previously used at the service inception date or any subsequent reporting date. Forfeitures are recorded as they occur. The Company recognizes compensation cost related to time-vested options and restricted stock units with graded vesting features on a straight-line basis over the requisite service period. Compensation cost related to a performance-vesting options and performance-based units, where a performance condition or a market condition that affects vesting exists, is recognized over the shortest of the explicit, implicit, or defined service periods. Compensation cost is adjusted depending on whether the performance condition is achieved. If the achievement of the performance condition is probable or becomes probable, the full fair value of the award is recognized. If the achievement of the performance condition is not probable or ceases to be probable, then no compensation cost is recognized or amounts previously recognized are reversed.

Cash	Cash The Company considers all immediately available cash and any investments with original maturities of three months or less, when acquired, to be cash equivalents.
Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that expose the Company to a concentration of credit risk principally include cash and accounts receivable balances. The Company has significant cash balances at financial institutions which throughout the year regularly exceed the federally insured limit of $250,000. Any loss incurred or lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows. The Company manages accounts receivable credit risk through its policy of limiting extensions of credit to customers. Substantially all customer orders are paid by credit card at the point of sale.

Going Concern

Going Concern

These consolidated financial statements have been prepared in accordance with GAAP assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assts and satisfaction of liabilities in the normal course of business. We have operated with a negative working capital model since our inception. The Company has a working capital deficiency of approximately $41.6 million. We continue to face macro-economic headwinds and the resulting declining revenue and profitability, which substantially decreased the negative working capital, and resulted in the use of approximately $18.5 million in cash from operating activities, of which $14.3 million was attributable to changes in working capital during the year ended December 31, 2022. With this, substantial doubt exists about the Company’s ability to continue as a going concern within one year from the date of the issuance of these consolidated financial statements.

To address liquidity concerns, the Company is pursuing additional financing and continues to restructure and optimize its operations including moderating capital investments, improving gross margin, reducing expenses, and renegotiating vendor payment terms. The Company also believes that the newly negotiated shipping contract will lead to a substantial reduction in shipping costs which it began to realize in November 2022. This will enable the Company to increase revenue and improve profitability. In addition, the Company obtained $5 million from the Loan Agreement with JGB (as discussed below) of net funding to address its liquidity needs.

PARTS iD has retained Canaccord Genuity Group, Inc. (“Canaccord”) as its financial advisor and DLA Piper LLP (US) as its legal counsel to assist in evaluating potential strategic alternatives.

There can be no assurance that the evaluation of strategic alternatives will result in any potential transaction, or any assurance as to its outcome or timing. PARTS iD has not set a timetable for completion of the process and does not intend to disclose developments related to the process unless and until PARTS iD executes a definitive agreement with respect thereto, or the Board otherwise determines that further disclosure is appropriate or required.

On February 24, 2022, the Russian Federation launched a full-scale invasion against Ukraine, and sustained conflict and disruption in the region is ongoing. The Company’s ability to maintain adequate liquidity for its operations is dependent upon a number of factors, including its revenue and earnings, the impacts of COVID-19 on macroeconomic conditions, and its ability to take further cost savings and cash conservation measures if necessary. The conflict could have a material adverse effect upon the Company. Refer to Note 14 — Subsequent Events for additional information.

Accounts Receivable

Accounts Receivable

Accounts receivable balances include amounts due from customers. The Company periodically reviews its accounts receivable balances to determine whether an allowance for doubtful accounts is necessary based on an analysis of past due accounts, historical occurrences of credit losses, existing economic conditions, and other circumstances that may indicate that the realization of an account is in doubt. As of December 31, 2022 and 2021, the Company determined that an allowance for doubtful accounts was not necessary.

Inventory

Inventory

Inventory consists of purchased goods that are immediately available-for-sale and are stated at the lower of cost or net realizable value, determined using the first-in first-out method. Merchandise-in-transit directly from suppliers to customers is recorded in inventory until the product is delivered to the customer. As of December 31, 2022 and 2021, merchandise-in-transit amounted to $957,735 and $4,053,610, respectively. Risk of loss is transferred from the supplier to the Company at the shipping point. Since the purchased goods are immediately shipped directly from suppliers to customers the Company deemed that an inventory reserve for obsolete or slow moving goods was unnecessary.

Other Current Assets [PolicyText Block]

Other Current Assets

Other current assets include advances to vendors amounting to $1,796,680 and $3,185,681 as of December 31, 2022 and 2021, respectively, which is included in prepaid expenses and other current assets on the consolidated balance sheets.

Website and Software Development

Website and Software Development

The Company capitalizes certain costs associated with website and software developed for internal use in accordance with ASC 350-50, Intangibles – Goodwill and Other – Website Development Costs, and ASC 350-40, Intangibles – Goodwill and Other – Internal Use Software, when both the preliminary project design and the testing stage are completed and management has authorized further funding for the project, which it deems probable of completion and to be used for the function intended. Capitalized costs include amounts directly related to website and software development such as contractors’ fees, payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software project. Capitalization of such costs ceases when the project is substantially complete and ready for its intended use. Capitalized costs are amortized over a three-year period commencing on the date that the specific module or platform is placed in service. Costs incurred during the preliminary stages of development and ongoing maintenance costs are expensed as incurred.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Asset Class	Estimated useful lives
Video and studio equipment	5 years
Website and internally developed software	3 years
Computer and electronics	5 years
Vehicles	5 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or lease term

Intangible Assets

Intangible Assets

Intangible assets consist of indefinite-lived domain names and are stated at cost less impairment losses, if any. The Company reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable. When such events occur, the Company compares the carrying amount of the asset to the undiscounted expected future cash flows related to the asset. If the comparison indicates that an impairment exists, the amount of the impairment is calculated as the difference between the excess of the carrying amount over the fair value of the asset. The Company has determined that there were no triggering events in the years ended December 31, 2022 and 2021, and no impairment charges were necessary.

Accounts Payable

Accounts Payable

Accounts payable as of December 31, 2022 consisted of amounts payable to vendors of $33.1 million and credit card payable of $3.3 million payable to a credit card company. The Company has not reached a definitive agreement with the credit card company on paying off the balance owed. The Company stopped making any payments and is responsible for late fees and any interest on the outstanding balance. As of December 31,2022, accounts payable consisted of amounts payable to vendors was $33.9 million and $6.7 million credit card payable to the same credit card company mentioned above.

Revenue Recognition

Revenue Recognition

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). This standard replaced all previous accounting guidance on this topic, eliminated all industry-specific guidance and provided a unified model to determine how revenue is recognized. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In doing so, companies need to use more judgment and make more estimates than under prior guidance. Judgments include identifying performance obligations in the contract, estimating the amount of consideration to include in the transaction price, and allocating the transaction price to each performance obligation.

In determining the appropriate amount of revenue to be recognized as it fulfills its obligations under its agreements, the Company performs the following steps: (i) identifies contracts with customers; (ii) identifies performance obligation(s); (iii) determines the transaction price; (iv) allocates the transaction price to the performance obligation(s); and (v) recognizes revenue when (or as) the Company satisfies each performance obligation.

The Company recognizes revenue on product sales through its website as the principal in the transaction as the Company has concluded it controls the product before it is transferred to the customer. The Company controls products when it is the entity responsible for fulfilling the promise to the customer and takes responsibility for the acceptability of the goods, assumes inventory risk from shipment through the delivery date, has discretion in establishing prices, and selects the suppliers of products sold.

Sales discounts earned by customers at the time of purchase and taxes collected from customers, which are remitted to governmental authorities, are deducted from gross revenue in determining net revenue. Allowances for sales returns are estimated and recorded based on historical experience and reduce product revenue, inclusive of shipping fees, by expected product returns. Allowances for sales returns at December 31, 2022 and 2021, were $549,250 and $738,465, respectively.

The Company also earns advertising revenues through sales of media space on its e-commerce site. Advertising revenue is recognized during the period in which the advertisements are displayed on the Company’s e-commerce site. Advertising revenue amounted to $230,157 and $353,985 for the years ended December 31, 2022 and 2021, respectively.

The Company has two types of contractual liabilities: (i) amount received from customers prior to the delivery of products are recorded as customer deposits in the accompanying balance sheets and are recognized as revenue when the products are delivered, amounting to $3,098,119 and $15,497,857 at December 31, 2022 and 2021, respectively, and (ii) site credits (which are initially recorded in accrued expenses and are recognized as revenue in the period they are redeemed), amounting to $3,414,019 and $2,855,998 at December 31, 2022 and 2021, respectively.

Cost of Goods Sold	Cost of Goods Sold Cost of goods sold consists of the cost of product sold to customers, plus shipping and handling costs and shipping supplies, net of vendor rebates.
Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. The Company incurred $31.5 million in advertising costs during the year ended December 31, 2022 and $42.4 million during the year ended December 31, 2021.

Income Taxes

Income Taxes

The Company is a C corporation for U.S. federal income tax purposes. Accordingly, the Company accounts for income taxes in accordance with the provisions of ASC 740, Income Taxes (“ASC 740”). Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates for years in which those temporary differences are expected to be recovered or settled. The measurement of deferred tax assets is reduced by the amount of any tax benefit that, based on available evidence, is not expected to be realized, and a corresponding allowance is established. The current income tax provision reflects the tax consequences of revenues and expenses currently taxable or deductible on the Company’s various income tax returns for the reporting year.

ASC 740 also provides guidance on the accounting for uncertain tax positions recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Based on the Company’s evaluation, management concluded that there are no significant uncertain tax positions requiring recognition in the Company’s consolidated financial statements. The Company files U.S. federal and State of New Jersey tax returns and had no unrecognized tax benefits at December 31, 2022 and 2021.

The Company’s policy for recording interest and penalties associated with audits is to record such expense as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the years ended December 31, 2022 and 2021. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its filing positions.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

For the years ended December 31, 2022 and 2021, basic net loss per common share was determined by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. For purposes of calculating diluted net loss per common share, the denominator includes both the weighted average common shares outstanding and the number of common stock equivalents if the inclusion of such common stock equivalents would be dilutive. Dilutive common stock equivalents potentially include performance-based stock units and unvested restricted stock units using the treasury stock method. For all periods presented, there is no difference in the number of shares used to compute basic and diluted net loss per common share due to the Company’s net loss.

The following average number of potentially dilutive securities were excluded from the computation of diluted weighted-average shares outstanding for the years ended December 31, 2022 and 2021, as they were antidilutive:

	Years ended December 31,
	2022	2021
Performance-based units	527,000	619,000
Unvested restricted stock units	1,053,445	1,551,033
Warrant - JGB	1,000,000	-
Total	2,580,445	2,170,033

New Accounting Standards

New Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires the recognition of a “right-of-use” asset and a corresponding lease liability, initially measured at the present value of the lease payments, on the consolidated balance sheets for all the Company’s lease obligations. This ASU is effective for fiscal years beginning after December 15, 2021. As discussed below, the Company adopted the FASB issued Accounting Standard Update (“ASU”) No. 2016-02, Leases, (ASC 842), as amended by multiple updates, hereafter as ASC 842 as of January 1, 2022. The Company determines if an arrangement is a lease at inception by determining whether the agreement conveys the right to control the use of the identified asset for a period of time, whether the Company has the right to obtain substantially all of the economic benefits from use of the identified asset, and the right to direct the use of the asset. Lease liabilities are recognized at the commencement date based upon the present value of the remaining future minimum lease payments over the lease term using the rate implicit in the lease or the incremental borrowing rate.  The Company’s lease terms include options to renew or terminate the lease when it is reasonably certain that it will exercise the option. The right-of-use assets are initially measured at the carrying amount of the lease liability and adjusted for any prepaid or accrued lease payments, remaining balance of lease incentives received, unamortized initial direct costs, or impairment charges relating to the right-of-use-asset. Certain leases contain escalation clauses, which are factored into the right-of-use asset where appropriate. Lease expense for minimum lease payments are recognized on straight-line basis over the lease term. Variable lease expenses include payments based upon changes in a rate or index, such as real estate taxes, common area maintenance, insurance, and utilities are expensed as incurred. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), which requires an “incurred loss” methodology for recognizing credit losses that delays recognition until it is probable that a loss has been incurred. This ASU is effective for smaller reporting companies for years beginning January 1,2023. The Company does not believe that Topic 326 will have a material impact on the consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740), to simplify the accounting for income taxes. This ASU is effective for fiscal years beginning after December 15, 2020. The Company does not believe Topic 740 had a material impact on its consolidated financial statements.